Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Intangible asset (in Dollars)	$ 4,180
Capitalized development expenses (in Dollars)	$ 0	$ 1,200
GPS IP [member]
Intangible Assets [Line Items]
Estimated remaining amortization period	11 years 7 months 6 days
Intangible asset (in Dollars)	$ 8,000
Exosome IP [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	14 years 8 months 12 days
Intangible asset (in Dollars)	$ 1,200
Customer relationship [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	6 years 6 months
GPS Customer [member]
Intangible Assets [Line Items]
Estimated remaining amortization period	3 years
Exosome customers [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	6 years 2 months 12 days
GPS [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	3 years 6 months
Resolve mdx [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	1 year 3 months 18 days
Impairment loss (in Dollars)	$ 200